Investment Properties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of investment properties

	September 30,	December 31,
	2019	2018
	(unaudited)
Land	$12,528,373	$7,462,946
Site improvements	3,542,446	2,341,547
Buildings and improvements (a)	54,590,901	35,753,467
Furniture and fixtures (b)	2,058,240	1,733,273
Investment properties at cost (c)	72,719,960	47,291,233
Less accumulated depreciation	2,742,229	1,967,736
Investment properties, net	$69,977,731	$45,323,497

(a)

Includes tenant improvements (both those acquired at the acquisition and those constructed after the acquisition), tenant inducements, capitalized leasing commissions and other capital costs incurred post-acquisition.

(b)

As of September 30, 2019 and December 31, 2018, excludes $0 and $423,747, respectively, in pre-payments recorded as advance deposits for furniture and fixtures not yet received as part of the renovations of the Hampton Inn Property. The Company reclassifies the amounts recorded as advance deposits to a furniture and fixtures account when the assets are received or placed in service.

(c)	Excludes intangible assets and liabilities (see note, below), escrow deposits and property reserves.

	December 31,
	2018	2017
Land	$7,462,946	$4,304,064
Site improvements	2,341,547	1,589,647
Buildings and improvements (a)	35,753,467	27,156,549
Furniture and fixtures (b)	1,733,273	1,678,447
Investment properties at cost (c)	47,291,233	34,728,707
Less accumulated depreciation	1,967,736	498,819
Investment properties, net	$45,323,497	$34,229,888

(a)

Includes tenant improvements (both those acquired at the acquisition and those constructed after the acquisition), tenant inducements, capitalized leasing commissions and other capital costs incurred post-acquisition.

(b)

Excludes $423,747 in pre-payments recorded during 2018 as advance deposits for furniture and fixtures not yet received as part of the renovations of the Hampton Inn Property. Upon completion of the renovation and the placement into service of the furniture and fixtures, the Company will reclassify the amounts recorded as advance deposits to a furniture and fixtures account.

(c)	Excludes intangible assets and liabilities (see note, below), escrow deposits and property reserves.

Schedule of deferred costs, net of depreciation and amortization
	September 30,	December 31,
	2019	2018
	(unaudited)
Capitalized tenant improvements, net	$176,298	$175,580
Capitalized leasing commissions, net	298,366	322,861

	September 30,	December 31,
	2019	2018
	(unaudited)
Capitalized tenant inducements, net	$100,860	$113,640

	December 31,
	2018	2017
Capitalized tenant improvements, net	$175,580	$136,090
Capitalized leasing commissions, net	322,861	42,288

	December 31,
	2018	2017
Capitalized tenant inducements, net	$113,640	$—

Schedule of fair values of assets acquired and liabilities assumed
	2017 Acquisitions
	Franklin Square	Hampton Inn	Total
Fair value of assets acquired:
Investment property (a)	$18,761,322	$15,759,379	$34,520,701
Lease intangibles and other assets (b)	1,732,375	—	1,732,375
Escrows and property reserves created or acquired (c)	919,534	2,245,242	3,164,776
Above market leases (b)	899,589	—	899,589
Below market leases (b)	(331,420)	—	(331,420)
Capitalized loan fees (d)	72,671	—	72,671
Fair value of net assets acquired (e)	$22,054,071	$18,004,621	$40,058,692

Purchase Consideration:
Consideration paid with cash (f)	$7,779,071	$4,048,281	$11,827,352
Consideration paid with new mortgage debt (g)	—	10,181,309	10,181,309
Consideration paid with assumed mortgage debt (h)	14,275,000	—	14,275,000
Consideration paid with Company shares (i)	—	300,000	300,000
Consideration paid with Operating Partnership Units (j)	—	1,175,000	1,175,000
Consideration paid by noncontrolling interest (k)	—	2,300,031	2,300,031
Total consideration (l)	$22,054,071	$18,004,621	$40,058,692

(a)

Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture and fixtures. The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof. Closing and acquisition costs were allocated and added to the fair value of the tangible assets acquired.

(b)

Represents the fair value of lease intangibles and other assets. Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.

(c)

Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and reserves for capital improvements. These are generally created at closing. For the Franklin Square Property, existing reserves were purchased at closing from the Seller as part of the loan assumption (see (f) below).

(d)	Represents cash paid for loan fees for the Franklin Square Property mortgage which are capitalized and amortized over the term of the loan.
(e)	Represents the total fair value of assets and liabilities acquired at closing.
(f)	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows, loan fees and closing costs paid outside of closing or directly by the Company.
(g)	Issuance of new mortgage debt of $10,600,000 to fund the purchase of the Hampton Inn Property, net of loan fees. See mortgages payable.
(h)	Assumption of mortgage debt related to the purchase of the Franklin Square Property.
(i)	Represents non-cash consideration paid by exchanging an ownership interest in the selling entity for 3,000 shares of the Company’s common stock as part of the Hampton Inn Property acquisition.
(j)	Represents non-cash consideration paid by exchanging an ownership interest in the selling entity for 125,000 Operating Partnership units as part of the Hampton Inn Property acquisition.
(k)	Represents investment of noncontrolling interest paid at closing for the Hampton Inn Property.
(l)	Represents the consideration paid for the fair value of the assets and liabilities acquired.

Hanover Square Property
Schedule of fair values of assets acquired and liabilities assumed

Hanover
Square
Fair value of assets acquired
Investment property (a)	$11,493,360
Lease intangibles and other assets (b)	1,093,057
Escrows and property reserves created or acquired (c)	300,000
Above market leases (b)	170,154
Below market leases (b)	(217,047)
Fair value of net assets acquired (d)	$12,839,524

Purchase consideration
Consideration paid with cash (e)	$3,291,404
Consideration paid with assumed mortgage debt (f)	8,527,315
Consideration paid with new mortgage debt (g)	372,685
Consideration paid by noncontrolling interest (h)	648,120
Total consideration (i)	$12,839,524

a.

Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture and fixtures. The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof. Closing and acquisition costs were allocated and added to the fair value of the tangible assets acquired.

b.

Represents the fair value of lease intangibles and other assets. Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.

c.

Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and reserves for capital improvements. These are generally created at closing. For the Hanover Square Property, $200,000 in existing reserves were purchased at closing from the Seller as part of the loan assumption (see (f) below) and the Company funded $100,000 in additional escrows at closing.

d.	Represents the total fair value of assets and liabilities acquired at closing.
e.	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows and closing costs paid outside of closing or directly by the Company.
f.	Assumption of mortgage debt related to the purchase of the Hanover Square Property.
g.	Issuance of new mortgage debt (an increase in the amount of the assumed mortgage) to fund the purchase of the Hanover Square Property. See mortgages payable.
h.	Represents investment of noncontrolling interest paid at closing for the Hanover Square Property.
i.	Represents the consideration paid for the fair value of the assets and liabilities acquired.

Hanover Square
Fair value of assets acquired
Investment property (a)	$11,493,360
Lease intangibles and other assets (b)	1,093,057
Escrows and property reserves created or acquired (c)	300,000
Above market leases (b)	170,154
Below market leases (b)	(217,047)
Fair value of net assets acquired (d)	$12,839,524

Purchase consideration
Consideration paid with cash (e)	$3,291,404
Consideration paid with assumed mortgage debt (f)	8,527,315
Consideration paid with new mortgage debt (g)	372,685
Consideration paid by noncontrolling interest (h)	648,120
Total consideration (i)	$12,839,524

(a)

Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture and fixtures. The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof. Closing and acquisition costs were allocated and added to the fair value of the tangible assets acquired.

(b)

Represents the fair value of lease intangibles and other assets. Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.

(c)

Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and reserves for capital improvements. These are generally created at closing. For the Hanover Square Property, $200,000 in existing reserves were purchased at closing from the Seller as part of the loan assumption (see (f) below) and the Company funded $100,000 in additional escrows at closing.

(d)	Represents the total fair value of assets and liabilities acquired at closing.
(e)	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows and closing costs paid outside of closing or directly by the Company.
(f)	Assumption of mortgage debt related to the purchase of the Hanover Square Property.
(g)	Issuance of new mortgage debt (an increase in the amount of the assumed mortgage) to fund the purchase of the Hanover Square Property. See mortgages payable.
(h)	Represents investment of noncontrolling interest paid at closing for the Hanover Square Property.
(i)	Represents the consideration paid for the fair value of the assets and liabilities acquired.

Clemson Best Western Hotel Property
Schedule of fair values of assets acquired and liabilities assumed

	Clemson Best	Ashley Plaza
	Western Property	Property
Fair value of assets acquired
Investment property (a)	$10,328,953	$14,199,028
Lease intangibles and other assets (b)	—	2,142,124
Restricted cash created (c)	188,575	123,321
Above market leases (b)	—	195,386
Below market leases (b)	—	(978,715)
Fair value of net assets acquired (d)	$10,517,528	$15,681,144

Purchase consideration
Consideration paid with cash (e)	$1,767,528	$3,281,144
Consideration paid with new line of credit, short term (f)	1,000,000	1,000,000
Consideration paid with new mortgage debt (g)	7,750,000	11,400,000
Total consideration (h)	$10,517,528	$15,681,144

a.

Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture, fixtures and equipment.  The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof.  Closing and acquisition costs of $578,553 for the Clemson Best Western Property and $357,824 for the Ashley Plaza Property were allocated and added to the fair value of the tangible assets acquired.

b.

Represents the fair value of lease intangibles and other assets.  Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.

c.	Represents deposits paid by the Company at closing for real estate tax escrows and operating and capital reserves.
d.	Represents the total fair value of assets and liabilities acquired at closing.
e.	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows, lease buy-out fees, and closing costs paid outside of closing or directly by the Company.
f.	Represents funds received from a line of credit, short term. See Note 4, below.
g.	Issuance of new mortgage debt to fund the purchase of the properties. See Note 4, below.
i.	Represents the consideration paid for the fair value of the assets and liabilities acquired.